Note 4 - Property and Equipment, Net	12 Months Ended
Oct. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(4)	Property and Equipment, Net

Property and equipment, net as of October 31, 2022 and 2021 consists of the following:

	October 31,
	2022	2021
Land and land improvements	$3,148,834	$3,148,834
Buildings and improvements	8,311,953	8,303,055
Machinery and equipment	26,909,968	27,214,996
Furniture and fixtures	902,012	904,256
Construction in progress	230,163	171,499
Total property and equipment, at cost	39,502,930	39,742,640
Less accumulated amortization and depreciation	(32,112,645)	(31,829,789)
Property and equipment, net	$7,390,285	$7,912,851